INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Inventory [Line Items]
Inventories	¥ 5,923	$ 853	¥ 3,897
Medicine [Member]
Inventory [Line Items]
Inventories	1,101	159	308
Medical equipments [Member]
Inventory [Line Items]
Inventories	47	7	2,409
Low-value Consumables [Member]
Inventory [Line Items]
Inventories	¥ 4,775	$ 687	¥ 1,180